Trade Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Trade Payables and Accrued Liabilities [Text Block]	7. Trade Payables and Accrued Liabilities
	December 31,	December 31,
	2017	2016
Trade Payables and Accrued Liabilities	$1,577,483	$1,192,636